Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings Inc.(a)	7,276	$299,335
Curtiss-Wright Corp.	6,982	723,684
Hexcel Corp.	21,771	753,059
National Presto Industries Inc.	9,004	732,115
Park Aerospace Corp.	34,191	455,082
Parsons Corp.(a)	8,414	314,684

		3,277,959

Air Freight & Logistics — 0.2%
Air Transport Services Group Inc.(a)	16,064	325,135
Forward Air Corp.	11,126	574,102

		899,237

Auto Components — 0.1%
Gentex Corp.	14,206	344,353

Banks — 0.8%
Atlantic Capital Bancshares Inc.(a)	38,238	479,887
Carter Bank & Trust	44,223	419,234
CBTX Inc.	11,020	199,021
Century Bancorp. Inc./MA, Class A, NVS	5,461	407,882
First Bancshares Inc. (The)	23,320	464,535
Harborone Bancorp Inc.(a)(b)	49,077	393,598
HomeTrust Bancshares Inc.	31,686	487,014
Independent Bank Corp./MI	18,141	266,491
Nicolet Bankshares Inc.(a)	16,466	905,959

		4,023,621

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,122	989,934
Coca-Cola Consolidated Inc.	1,124	264,668
National Beverage Corp.(a)(b)	7,423	372,858

		1,627,460

Biotechnology — 0.8%
Aimmune Therapeutics Inc.(a)(b)	11,541	197,582
BioSpecifics Technologies Corp.(a)(b)	10,165	578,490
PDL BioPharma Inc.(a)	167,440	567,622
United Therapeutics Corp.(a)(b)	18,093	1,982,269
Vanda Pharmaceuticals Inc.(a)	37,256	428,444

		3,754,407

Building Products — 0.8%
Armstrong World Industries Inc.	3,271	252,128
CSW Industrials Inc.	27,074	1,793,382
Gibraltar Industries Inc.(a)	9,801	453,786
Masonite International Corp.(a)	14,847	877,161
Simpson Manufacturing Co. Inc.	11,097	800,094

		4,176,551

Capital Markets — 0.6%
Diamond Hill Investment Group Inc.	6,023	659,880
Federated Hermes Inc.	14,813	337,292
Morningstar Inc.	2,686	418,908
Tradeweb Markets Inc., Class A	7,443	388,227
Virtu Financial Inc., Class A	43,972	1,027,626

		2,831,933

Chemicals — 1.7%
Ashland Global Holdings Inc.	11,459	706,906
NewMarket Corp.	8,108	3,335,956
Valvoline Inc.	120,501	2,071,412
WR Grace & Co.	42,031	1,985,124

		8,099,398

Security	Shares	Value

Commercial Services & Supplies — 2.7%
Advanced Disposal Services Inc.(a)(b)	137,624	$4,438,374
Brady Corp., Class A, NVS	25,800	1,123,332
Casella Waste Systems Inc., Class A(a)(b)	7,571	351,143
Ennis Inc.	48,003	893,336
Healthcare Services Group Inc.	18,340	467,487
Heritage-Crystal Clean Inc.(a)	27,976	513,360
KAR Auction Services Inc.	61,611	922,933
Kimball International Inc., Class B	66,254	812,936
McGrath RentCorp.	7,051	384,632
SP Plus Corp.(a)	23,022	485,534
Stericycle Inc.(a)	8,146	397,525
U.S. Ecology Inc.	14,471	474,359
UniFirst Corp./MA	6,518	1,096,002
Viad Corp.	31,860	763,684

		13,124,637

Communications Equipment — 1.4%
Acacia Communications Inc.(a)	10,450	707,360
ADTRAN Inc.	34,552	355,195
Ciena Corp.(a)	23,707	1,096,449
EchoStar Corp., Class A(a)	29,535	931,829
InterDigital Inc.	18,397	1,062,795
NetScout Systems Inc.(a)	32,442	859,064
ViaSat Inc.(a)	22,403	949,887
Viavi Solutions Inc.(a)	61,152	738,716

		6,701,295

Construction & Engineering — 0.4%
Argan Inc.	25,827	969,545
EMCOR Group Inc.	9,496	603,281
IES Holdings Inc.(a)	15,957	315,151

		1,887,977

Construction Materials — 0.1%
U.S. Lime & Minerals Inc.	4,197	336,180

Consumer Finance — 0.1%
EZCORP Inc., Class A, NVS(a)(b)	61,909	346,691
FirstCash Inc.	3,979	285,851

		632,542

Containers & Packaging — 1.8%
AptarGroup Inc.	46,070	4,933,175
Berry Global Group Inc.(a)(b)	15,943	634,372
Silgan Holdings Inc.	50,820	1,753,290
Sonoco Products Co.	30,520	1,490,597

		8,811,434

Distributors — 0.4%
Pool Corp.	10,182	2,155,122

Diversified Consumer Services — 3.0%
Bright Horizons Family Solutions Inc.(a)	37,442	4,360,121
Graham Holdings Co., Class B	7,934	3,094,339
Grand Canyon Education Inc.(a)(b)	25,363	2,181,725
H&R Block Inc.(b)	72,124	1,200,865
K12 Inc.(a)(b)	16,084	365,268
Laureate Education Inc., Class A(a)	69,467	657,852
Perdoceo Education Corp.(a)	67,637	879,281
Service Corp. International	21,668	796,082
ServiceMaster Global Holdings Inc.(a)	34,511	1,175,100

		14,710,633

Diversified Financial Services — 0.3%
Cannae Holdings Inc.(a)	43,822	1,382,584

1

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 0.6%
ATN International Inc.	5,835	$362,470
Cogent Communications Holdings Inc.	7,572	634,761
GCI Liberty Inc., Class A(a)	34,341	2,088,963

		3,086,194

Electric Utilities — 4.9%
ALLETE Inc.	49,080	2,825,045
El Paso Electric Co.	37,376	2,541,568
Hawaiian Electric Industries Inc.	81,342	3,210,569
IDACORP Inc.	67,768	6,219,747
MGE Energy Inc.	11,832	765,057
PNM Resources Inc.	83,830	3,394,276
Portland General Electric Co.	113,234	5,298,219

		24,254,481

Electronic Equipment, Instruments & Components — 1.3%
Badger Meter Inc.	14,538	858,178
Daktronics Inc.	48,070	217,276
Dolby Laboratories Inc., Class A	36,834	2,211,145
ePlus Inc.(a)	6,683	472,822
MTS Systems Corp.	8,998	191,388
National Instruments Corp.	21,185	813,928
OSI Systems Inc.(a)(b)	21,966	1,589,899

		6,354,636

Entertainment — 1.6%
Cinemark Holdings Inc.	65,304	932,541
IMAX Corp.(a)	67,838	780,137
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	16,349	337,443
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	65,510	1,316,096
Madison Square Garden Entertainment Corp.(a)	13,607	1,125,299
Madison Square Garden Sports Co. (The)(a)(b)	13,537	2,319,159
Marcus Corp. (The)	16,787	244,083
Zynga Inc., Class A(a)	106,602	803,779

		7,858,537

Equity Real Estate Investment Trusts (REITs) — 15.9%
Agree Realty Corp.	67,223	4,376,890
American Assets Trust Inc.	38,217	1,082,305
American Campus Communities Inc.	76,985	2,716,801
American Homes 4 Rent, Class A	226,478	5,467,179
Americold Realty Trust	95,550	2,922,875
Apartment Investment & Management Co., Class A	128,141	4,827,072
Cousins Properties Inc.	25,424	767,042
CubeSmart	212,991	5,367,373
Douglas Emmett Inc.	41,780	1,273,872
Easterly Government Properties Inc.(b)	129,744	3,491,411
EastGroup Properties Inc.	10,034	1,063,604
Equity Commonwealth	221,772	7,529,159
First Industrial Realty Trust Inc.	8,896	336,002
Four Corners Property Trust Inc.	124,783	2,793,891
Gaming and Leisure Properties Inc.	80,326	2,268,406
Healthcare Realty Trust Inc.	154,270	4,533,995
Healthcare Trust of America Inc., Class A	156,300	3,849,669
JBG SMITH Properties	32,129	1,090,780
Jernigan Capital Inc.	41,212	543,998
Life Storage Inc.	64,395	5,640,358
LTC Properties Inc.	13,023	463,619
MGM Growth Properties LLC, Class A	19,782	497,913
Monmouth Real Estate Investment Corp.	22,948	311,863
National Health Investors Inc.	55,886	3,077,083
National Storage Affiliates Trust	67,904	1,933,906
Paramount Group Inc.	30,235	291,768

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Physicians Realty Trust	94,560	$1,458,115
PS Business Parks Inc.	6,997	903,243
Retail Value Inc.	9,653	139,679
Rexford Industrial Realty Inc.	36,740	1,496,053
STORE Capital Corp.	166,460	3,340,852
Terreno Realty Corp.	41,990	2,301,892

		78,158,668

Food & Staples Retailing — 2.3%
Casey’s General Stores Inc.	17,932	2,715,084
Performance Food Group Co.(a)	36,749	1,078,583
Sprouts Farmers Market Inc.(a)	215,015	4,468,012
U.S. Foods Holding Corp.(a)	60,134	1,292,881
Village Super Market Inc., Class A	14,350	344,830
Weis Markets Inc.	29,522	1,476,986

		11,376,376

Food Products — 5.5%
B&G Foods Inc.	27,643	536,827
Cal-Maine Foods Inc.	51,319	2,130,252
Flowers Foods Inc.	346,260	7,714,673
Hostess Brands Inc.(a)	220,410	2,649,328
J&J Snack Foods Corp.	27,463	3,488,625
John B Sanfilippo & Son Inc.	9,859	809,720
Lancaster Colony Corp.	35,031	4,716,223
Landec Corp.(a)(b)	29,205	325,636
Post Holdings Inc.(a)	14,119	1,296,830
Sanderson Farms Inc.	5,447	741,554
Seaboard Corp.	384	1,156,262
Tootsie Roll Industries Inc.	33,298	1,169,759

		26,735,689

Gas Utilities — 1.6%
New Jersey Resources Corp.	9,938	335,706
Northwest Natural Holding Co.	44,315	2,884,906
ONE Gas Inc.	36,456	2,905,908
Spire Inc.	21,506	1,569,078

		7,695,598

Health Care Equipment & Supplies — 3.7%
AngioDynamics Inc.(a)(b)	52,140	543,820
Atrion Corp.	2,711	1,712,891
CONMED Corp.	18,553	1,371,252
Globus Medical Inc., Class A(a)	45,114	2,141,111
Hill-Rom Holdings Inc.	19,359	2,177,694
ICU Medical Inc.(a)	13,647	2,992,924
Integra LifeSciences Holdings Corp.(a)	15,434	787,906
LivaNova PLC(a)	5,311	282,120
Masimo Corp.(a)	3,226	690,074
Meridian Bioscience Inc.(a)	78,488	941,856
Mesa Laboratories Inc.	2,187	520,506
Natus Medical Inc.(a)	28,894	722,061
NuVasive Inc.(a)	17,674	1,075,993
Orthofix Medical Inc.(a)	16,023	568,015
Wright Medical Group NV(a)(b)	61,685	1,796,267

		18,324,490

Health Care Providers & Services — 3.4%
Addus HomeCare Corp.(a)	13,445	1,089,314
Apollo Medical Holdings Inc.(a)	29,882	464,366
Chemed Corp.	8,219	3,423,789
CorVel Corp.(a)	8,514	448,603
Encompass Health Corp.	17,411	1,153,479
Hanger Inc.(a)	37,482	688,169

2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
LHC Group Inc.(a)	15,915	$2,068,791
Magellan Health Inc.(a)	8,138	494,221
MEDNAX Inc.(a)	16,692	242,368
National HealthCare Corp.	21,006	1,436,180
National Research Corp.	19,840	1,023,545
Premier Inc., Class A(a)	77,381	2,565,954
Providence Service Corp. (The)(a)	21,377	1,240,080
Tivity Health Inc.(a)	26,141	234,485
Triple-S Management Corp., Class B(a)	17,065	288,910

		16,862,254

Health Care Technology — 0.6%
Computer Programs & Systems Inc.	25,186	605,219
HealthStream Inc.(a)	47,430	1,082,590
Inovalon Holdings Inc., Class A(a)	47,895	838,162
Vocera Communications Inc.(a)(b)	24,710	468,502

		2,994,473

Hotels, Restaurants & Leisure — 3.3%
Bloomin’ Brands Inc.	32,819	395,469
Carrols Restaurant Group Inc.(a)	62,851	229,406
Cheesecake Factory Inc. (The)(b)	13,943	310,789
Choice Hotels International Inc.	15,520	1,164,776
Chuy’s Holdings Inc.(a)	14,750	247,210
Cracker Barrel Old Country Store Inc.	23,753	2,313,542
Del Taco Restaurants Inc.(a)	57,261	336,695
Denny’s Corp.(a)	108,983	1,228,238
Dunkin’ Brands Group Inc.	42,243	2,654,550
El Pollo Loco Holdings Inc.(a)	41,032	501,821
Jack in the Box Inc.	32,590	1,965,177
Lindblad Expeditions Holdings Inc.(a)	51,488	343,940
Papa John’s International Inc.	9,788	703,953
Playa Hotels & Resorts NV(a)(b)	106,143	262,173
Ruth’s Hospitality Group Inc.	53,108	597,731
Texas Roadhouse Inc.	16,373	771,005
Twin River Worldwide Holdings Inc.	13,570	214,135
Wendy’s Co. (The)	65,308	1,297,017
Wingstop Inc.	5,604	657,181

		16,194,808

Household Durables — 0.6%
Helen of Troy Ltd.(a)	12,570	2,065,000
Taylor Morrison Home Corp.(a)(b)	13,464	195,901
Toll Brothers Inc.	38,161	916,627

		3,177,528

Household Products — 0.6%
WD-40 Co.	15,656	2,728,528

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	9,129	1,104,244

Insurance — 7.3%
Ambac Financial Group Inc.(a)	68,273	1,174,296
American National Insurance Co.	2,813	226,447
AMERISAFE Inc.	30,762	1,958,617
Argo Group International Holdings Ltd.	35,412	1,252,168
Assured Guaranty Ltd.	37,567	1,116,867
Axis Capital Holdings Ltd.	87,605	3,206,343
Citizens Inc./TX(a)(b)	47,542	264,334
Crawford & Co., Class A, NVS	32,247	229,599
Donegal Group Inc., Class A	23,726	339,756
Employers Holdings Inc.	7,031	213,531
Enstar Group Ltd.(a)(b)	10,939	1,581,998

Security	Shares	Value

Insurance (continued)
First American Financial Corp.	5,594	$257,995
Global Indemnity Ltd.	12,320	302,949
Greenlight Capital Re Ltd., Class A(a)	54,176	353,228
Hanover Insurance Group Inc. (The)	49,032	4,921,832
HCI Group Inc.	12,110	504,382
Heritage Insurance Holdings Inc.	33,457	379,402
Independence Holding Co.	9,853	272,534
James River Group Holdings Ltd.	28,571	1,013,699
National General Holdings Corp.	20,516	390,419
National Western Life Group Inc., Class A	4,427	853,216
Old Republic International Corp.	104,115	1,660,634
ProAssurance Corp.	1,613	34,502
Safety Insurance Group Inc.	25,399	2,136,564
Selective Insurance Group Inc.	36,665	1,838,016
State Auto Financial Corp.	32,048	804,084
Stewart Information Services Corp.	34,100	1,086,426
United Fire Group Inc.	39,334	1,124,952
United Insurance Holdings Corp.	39,518	337,879
Universal Insurance Holdings Inc.	21,556	392,966
White Mountains Insurance Group Ltd.(b)	5,799	5,642,427

		35,872,062

IT Services — 4.0%
CACI International Inc., Class A(a)	9,029	2,258,514
Cass Information Systems Inc.	12,673	508,314
CSG Systems International Inc.	25,423	1,235,049
Euronet Worldwide Inc.(a)	12,710	1,166,270
EVERTEC Inc.	45,383	1,150,005
Evo Payments Inc., Class A(a)	55,035	1,095,747
ExlService Holdings Inc.(a)	40,958	2,528,337
Hackett Group Inc. (The)	46,762	693,481
International Money Express Inc.(a)	42,625	344,410
MAXIMUS Inc.	70,067	4,716,910
NIC Inc.	49,766	1,205,830
Perficient Inc.(a)(b)	8,408	292,851
Sykes Enterprises Inc.(a)	47,298	1,354,142
Tucows Inc., Class A(a)	10,285	544,179
Verra Mobility Corp.(a)	38,754	347,236

		19,441,275

Leisure Products — 0.4%
American Outdoor Brands Corp.(a)	38,137	360,967
Sturm Ruger & Co. Inc.	31,944	1,699,421

		2,060,388

Life Sciences Tools & Services — 0.1%
Pacific Biosciences of California Inc.(a)	165,809	547,999

Machinery — 1.5%
Alamo Group Inc.	7,631	751,196
Douglas Dynamics Inc.	6,546	241,940
ESCO Technologies Inc.	16,196	1,235,755
Graco Inc.	16,617	742,115
Toro Co. (The)	33,045	2,108,602
TriMas Corp.(a)	75,417	1,797,941
Woodward Inc.	4,159	251,869

		7,129,418

Media — 1.6%
AMC Networks Inc., Class A(a)(b)	45,209	1,078,235
Boston Omaha Corp., Class A(a)(b)	16,548	268,574
Cable One Inc.	2,438	4,663,553
Emerald Holding Inc.	37,015	84,394

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Hemisphere Media Group Inc.(a)	33,407	$310,017
Loral Space & Communications Inc.(a)	22,026	484,572
MSG Networks Inc., Class A(a)	36,364	432,004
New York Times Co. (The), Class A	10,255	333,492

		7,654,841

Metals & Mining — 2.9%
Coeur Mining Inc.(a)	406,234	1,710,245
Hecla Mining Co.	823,040	2,164,595
McEwen Mining Inc.(a)(b)	535,352	515,490
Royal Gold Inc.	81,588	9,996,978

		14,387,308

Mortgage Real Estate Investment — 4.8%
AG Mortgage Investment Trust Inc.	63,246	201,755
Anworth Mortgage Asset Corp.	179,540	308,809
Apollo Commercial Real Estate Finance Inc.	204,478	1,666,496
Arbor Realty Trust Inc.	20,548	141,576
Ares Commercial Real Estate Corp.	47,233	366,056
ARMOUR Residential REIT Inc.	108,568	959,741
Blackstone Mortgage Trust Inc., Class A	215,850	5,078,950
Capstead Mortgage Corp.	139,174	722,313
Chimera Investment Corp.	154,975	1,204,156
Dynex Capital Inc.	45,495	651,033
Ellington Financial Inc.	66,518	691,122
Exantas Capital Corp.	61,814	182,969
Granite Point Mortgage Trust Inc.	102,656	511,227
Invesco Mortgage Capital Inc.	176,439	536,375
KKR Real Estate Finance Trust Inc.	47,596	751,065
Ladder Capital Corp.	25,270	200,897
MFA Financial Inc.	358,071	626,624
New York Mortgage Trust Inc.	477,375	1,040,677
PennyMac Mortgage Investment Trust(c)	139,787	1,453,785
Ready Capital Corp.	60,969	406,663
Redwood Trust Inc.	203,092	832,677
Starwood Property Trust Inc.	232,784	3,012,225
TPG RE Finance Trust Inc.	81,073	623,451
Two Harbors Investment Corp.	246,105	1,124,700
Western Asset Mortgage Capital Corp.	35,363	107,857

		23,403,199

Multi-Utilities — 1.8%
Avista Corp.	89,508	3,852,424
Black Hills Corp.	12,761	790,416
NorthWestern Corp.	50,156	2,893,500
Unitil Corp.	24,397	1,227,413

		8,763,753

Oil, Gas & Consumable Fuels — 0.2%
Arch Coal Inc., Class A	8,160	238,190
Par Pacific Holdings Inc.(a)	43,985	427,534
Rattler Midstream LP	27,123	184,979

		850,703

Personal Products — 0.5%
Herbalife Nutrition Ltd.(a)	15,335	572,762
Inter Parfums Inc.	17,202	768,757
USANA Health Sciences Inc.(a)	11,170	996,588

		2,338,107

Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals Inc.(a)	18,718	317,270
Innoviva Inc.(a)(b)	112,435	1,594,328
Pacira BioSciences Inc.(a)	16,157	667,123

Security	Shares	Value

Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	37,274	$995,589
SIGA Technologies Inc.(a)(b)	83,340	492,539

		4,066,849

Professional Services — 2.7%
CBIZ Inc.(a)(b)	94,982	2,255,823
CoreLogic Inc.	20,408	784,075
Exponent Inc.	51,000	3,586,830
FTI Consulting Inc.(a)(b)	14,078	1,792,974
Huron Consulting Group Inc.(a)	20,987	1,176,111
ICF International Inc.	33,696	2,478,004
Kelly Services Inc., Class A, NVS	38,311	591,905
Mistras Group Inc.(a)	37,660	178,885
Resources Connection Inc.	21,568	234,660
Upwork Inc.(a)	44,991	374,775

		13,454,042

Road & Rail — 1.3%
Heartland Express Inc.	82,406	1,614,334
Landstar System Inc.	27,054	2,794,949
Werner Enterprises Inc.	45,477	1,824,537

		6,233,820

Software — 3.6%
Agilysys Inc.(a)(b)	37,101	726,809
Avaya Holdings Corp.(a)	40,856	406,109
ChannelAdvisor Corp.(a)	49,517	511,511
CommVault Systems Inc.(a)	44,734	1,909,694
j2 Global Inc.	24,361	1,964,471
LogMeIn Inc.	27,495	2,349,723
MicroStrategy Inc., Class A(a)	14,843	1,875,116
Model N Inc.(a)	44,943	1,297,055
Nuance Communications Inc.(a)(b)	38,421	776,104
Progress Software Corp.	17,747	726,030
QAD Inc., Class A	19,562	827,864
Rosetta Stone Inc.(a)	21,239	362,762
SPS Commerce Inc.(a)	25,445	1,412,452
Teradata Corp.(a)	17,428	428,554
Varonis Systems Inc.(a)(b)	5,648	378,698
Verint Systems Inc.(a)	42,861	1,831,879

		17,784,831

Specialty Retail — 0.9%
America’s Car-Mart Inc./TX(a)	11,668	769,505
AutoNation Inc.(a)	8,546	318,253
Hibbett Sports Inc.(a)	13,576	209,478
Monro Inc.	4,542	252,035
Murphy USA Inc.(a)	13,637	1,456,432
Rent-A-Center Inc./TX	32,368	644,285
Urban Outfitters Inc.(a)	15,792	273,833
Winmark Corp.	4,873	730,950

		4,654,771

Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	28,261	2,059,944
Deckers Outdoor Corp.(a)	1,955	290,826

		2,350,770

Thrifts & Mortgage Finance — 1.8%
Columbia Financial Inc.(a)(b)	106,037	1,500,954
Flagstar Bancorp. Inc.	46,666	1,209,116
Kearny Financial Corp./MD	152,674	1,419,868
Meridian Bancorp. Inc.	91,762	1,080,956
Northfield Bancorp. Inc.	33,889	381,929

4

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Northwest Bancshares Inc.	123,236	$1,307,534
Provident Financial Services Inc.	48,837	700,811
TFS Financial Corp.	35,470	484,166
Waterstone Financial Inc.	45,702	663,593

		8,748,927

Tobacco — 0.2%
Turning Point Brands Inc.	12,188	283,980
Universal Corp./VA	14,086	681,340

		965,320

Trading Companies & Distributors — 0.2%
Watsco Inc.	4,791	771,303

Water Utilities — 0.3%
American States Water Co.	12,968	1,029,270
SJW Group	8,311	494,754

		1,524,024

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems Inc.	16,947	332,500
U.S. Cellular Corp.(a)(b)	21,138	672,823

		1,005,323

Total Common Stocks — 99.9% (Cost: $595,997,136)		489,692,860

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	12,845,408	$12,859,538

Total Short-Term Investments — 2.6% (Cost: $12,844,205)		12,859,538

Total Investments in Securities — 102.5% (Cost: $608,841,341)		502,552,398

Other Assets, Less Liabilities — (2.5)%		(12,383,825)

Net Assets — 100.0%		$490,168,573

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,690,266	8,155,142	(b)	—		12,845,408	$12,859,538	$33,862	(c)	$(11,066)	$14,740
BlackRock Cash Funds: Treasury, SL Agency Shares	275,000	—		(275,000	)(b)	—	—	7,530		—	—
PennyMac Mortgage Investment Trust	36,621	129,231		(26,065)		139,787	1,453,785	112,007		(6,807)	(1,610,159)

							$14,313,323	$153,399		$(17,873)	$(1,595,419)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$489,692,860	$—	$—	$489,692,860
Money Market Funds	12,859,538	—	—	12,859,538

	$502,552,398	$—	$—	$502,552,398

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol USA Small-Cap ETF

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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